Accrued Expenses (Details) - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Payables and Accruals [Abstract]
Research and development	$ 47,400	$ 10,400
Professional fees	314,200	173,600	293,400
Interest on promissory notes	497,700	371,600
Accrued vacation	53,700	48,000	56,900
Other	53,100	55,900	44,300
Total	$ 966,100	$ 659,500	$ 394,600